INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2020
INTANGIBLE ASSETS, NET

6     INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

		As of
	Note	December 31, 2019	June 30, 2020

Customer relationships	8	547,322	693,500
Licenses		6,000	6,000
		553,322	699,500
Less: accumulated amortization		(158,694)	(141,529)
Intangible assets, net		394,628	557,971

The Company's customer relationships were acquired in business combinations (Note 8). Amortization of intangible assets was RMB28,963 (unaudited) and RMB27,657, respectively for the six-month periods ended June 30, 2019 and 2020.

Estimated future amortization expense related to these intangible assets is as follows:

Twelve-month periods ending June 30,
2021	76,864
2022	76,924
2023	76,782
2024	71,516
2025	65,814
Thereafter	190,071

Total	557,971